Income Taxes - Schedule of Significant Components of The Provision From Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
State					$ 5	$ 7
Deferred:
Total tax expense (benefit)					0	0
Southern Airways Corporation
Current:
Federal					0	0
State					10	440
Total					10	440
Deferred:
Federal					(392)	0
State					(27)	0
Total					(419)	0
Total tax expense (benefit)	$ 2	$ (1)	$ 7	$ (6)	$ (409)	$ 440